SHARE-BASED PAYMENT - Share option plan for junior management (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 4.55
Charges accounted		$ 20,893,789
Share Option Plan for junior management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized	100,000
Exercise price	$ 5.55
Exercisable term	3 years
Options that vest every 12 months (as a percent)	0.33%
Charges accounted	$ 0